Operating costs and other operating income - Summary of R&D expenditure by program (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating costs and other operating income
Total R&D expenses	€ (241,294)	€ (269,797)	€ (320,503)
Ziritaxestat program
Operating costs and other operating income
Total R&D expenses		(1,096)	(26,725)
SIKi program
Operating costs and other operating income
Total R&D expenses	(18,900)	(47,727)	(91,957)
TYK2 program on GLPG3667
Operating costs and other operating income
Total R&D expenses	(31,289)	(24,467)	(27,141)
CAR-T programs in oncology
Operating costs and other operating income
Total R&D expenses	(82,218)	(29,999)
Other programs
Operating costs and other operating income
Total R&D expenses	€ (108,887)	€ (166,507)	€ (174,680)